UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 2012
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
							[   ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name:		Longer Investments Inc.
Address:		P. O. Box 1269
        Fayetteville, AR 72702
13F File Number:	028-14810

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim M. Cooper
Title:		Chief Compliance Officer
Phone:		(479) 443-5851

Signature,	Place,				Date of Signing:

        Fayetteville, Arkansas	04/19/12

Report Type:	[   ] 	13F Holdings Report
			[   ]	13F Notice
			[ X ] 	13F Combination

List of Other Managers Reporting for this Manager:  None


FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:		None
Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total:	$116,592

List of Other Included Managers:		None







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FORM 13F INFORMATION TABLE












TITLE

VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
OF CLASS
CUSIP
(x $1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
A T & T
COM
00206R102
2,091
66,940
SH

SOLE

66,940


Barclays BK PLC
IPTH S&P VIX
NEW
06740C261
252
15,000
SH

SOLE

15,000


American Electric Power Co., Inc.
COM
025537101
1,626
42,145
SH

SOLE

42,145


AstraZeneca PLC
SPON ADR
046353108
1,538
34,560
SH

SOLE

34,560


BCE, Inc.
COM
05534B760
2,415
60,275
SH

SOLE

60,275


Baker Hughes Inc.
COM
057224107
1,028
24,520
SH

SOLE

24,520


CDN Imperial Bk of Commerce
COM
136069101
2,077
27,155
SH

SOLE

27,155


Chevron Corp.
COM
166764100
2,629
24,518
SH

SOLE

24,518


Cisco Systems, Inc.
COM
17275R102
2,824
133,500
SH

SOLE

133,500


Guggenheim Multi-Asset Income
GUGG MULTI
ASSET
18383M506
8,529
390,365
SH

SOLE

390,365


Coca-Cola
COM
191216100
2,006
27,110
SH

SOLE

27,110


ConocoPhillips
COM
20825C104
2,924
38,470
SH

SOLE

38,470


Deere & Co.
COM
244199105
2,389
29,525
SH

SOLE

29,525


Duke Energy Corporation
COM
26441C105
1,459
69,450
SH

SOLE

69,450


Eaton Corp.
COM
278058102
1,851
37,145
SH

SOLE

37,145


Lilly Eli & Co.
COM
532457108
1,710
42,480
SH

SOLE

42,480


Emerson Electric Co.
COM
291011104
1,750
33,535
SH

SOLE

33,535


General Electric
COM
369604103
3,741
186,400
SH

SOLE

186,400


Genuine Parts Co.
COM
372460105
1,520
24,220
SH

SOLE

24,220


GlaxoSmithKline PLC
SPON ADR
37733W105
2,633
58,625
SH

SOLE

58,625


Intel Corp.
COM
458140100
3,246
115,465
SH

SOLE

115,465


International Business Machines
COM
459200101
2,287
10,960
SH

SOLE

10,960


iShares MSCI Japan
MSCI JAPAN
464286848
305
30,000
SH

SOLE

30,000


iShares DJ Select Dividend
DJ SEL DIV INX
464287168
5,348
95,575
SH

SOLE

95,575


iShares iBoxx Inv Grd Corp Bond
IBOXX INV CPBD
464287242
14,244
123,185
SH

SOLE

123,185


iShares Barclays 20+ Yr T-Bond
BARCLYS 20+ YR
464287432
9,412
83,885
SH

SOLE

83,885


iShares Barclays 7-10 Yr T-Bond
BARCLYS 7-10 YR
464287440
2,811
27,220
SH

SOLE

27,220


iShares S&P Europe 350 Index
S&P EURO PLUS
464287861
310
8,305
SH

SOLE

8,305


Johnson & Johnson
COM
478160104
2,169
32,885
SH

SOLE

32,885


Kimberly-Clark Corporation
COM
494368103
1,669
22,590
SH

SOLE

22,590


L-3 Communications
COM
502424104
2,139
30,225
SH

SOLE

30,225


Microsoft Corp.
COM
594918104
3,322
102,990
SH

SOLE

102,990


Northern Trust Corp
COM
665859104
1,979
41,700
SH

SOLE

41,700


Northrop Grumman
COM
666807102
1,608
26,325
SH

SOLE

26,325


Oracle Corp.
COM
68389X105
1,361
46,660
SH

SOLE

46,660


Pfizer Inc.
COM
717081103
2,348
103,680
SH

SOLE

103,680


Procter & Gamble Co.
COM
742718109
2,747
40,865
SH

SOLE

40,865


Qualcomm Inc.
COM
747525103
2,632
38,675
SH

SOLE

38,675


Schlumberger LTD
COM
806857108
2,449
35,015
SH

SOLE

35,015


Utilities Select Sector SPDR Fund
SBI INT-UTILS
81369Y886
2,700
77,035
SH

SOLE

77,035


Wal-Mart Stores Inc.
COM
931142103
4,132
67,522
SH

SOLE

67,522


Walgreen Co.
COM
931422109
1,570
46,885
SH

SOLE

46,885


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